Borrowings - Schedule of Scheduled Principal Payments on Long-Term Debt (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 1,111
2027	2,046
2028	1,210
2029	1,226
2030	15
All subsequent years	4,309
Parent
Debt Instrument [Line Items]
2026	0
2027	771
2028	903
2029	881
2030	0
All subsequent years	2,551
Subsidiaries
Debt Instrument [Line Items]
2026	1,111
2027	1,275
2028	307
2029	345
2030	15
All subsequent years	$ 1,758